BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Multi Ways Holdings Limited (“MWH”) is incorporated in the Cayman Islands on June 2, 2022 under the Companies Act as an exempted company with limited liability. The authorized share capital is US$2,500,000 divided into 10,000,000,000 Ordinary Shares, par value US$0.00025 each by the creation of an additional 9,600,000,000 shares of a nominal or par value of US$0.00025 each.

MWH, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the sale and rental of the heavy construction equipment in Singapore, and global sales primarily generated from the Asia Pacific. The Company has over twenty (20) years of experience in supplying heavy construction equipment and rental businesses in the construction industry.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

MWE Holdings Limited (“MWE Holdings”)	British Virgin Islands company Incorporated on June 15, 2022 Issued and outstanding 1,000 ordinary shares for US$1,000 Investment holding Provision of investment holding	100% owned by MWH

Multi Ways Equipment Pte Ltd (“Multi Ways SG”)	Singaporean company Incorporated on August 22, 2002 Issued and outstanding 11,462,427 ordinary shares for S$11,462,427 Wholesale and retail trading and renting of industrial machinery and equipment	100% owned by MWE Holdings

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization, as below:-

On August 26, 2022, Mr. James Lim and Precious Choice Global entered into the Acquisition Agreement, pursuant to which Precious Choice Global acquired 352,800 shares in Multi Ways SG (representing approximately 4.9% shareholding interest in Multi Ways SG) from Mr. James Lim.

On August 26, 2022, Mr. James Lim and Ms. Lee NG, Precious Choice Global and MWH entered into a reorganization agreement, pursuant to which Mr. James Lim and Ms. Lee NG and Precious Choice Global transferred their respective 6,627,201 and 220,001 and 352,800 shares in Multi Ways SG to MWH’s nominee, MWE Holdings. The consideration is settled by MWH allotting and issuing 8,915,624 and 459,326 Shares to MWE Investments and Precious Choice Global respectively, credited as fully paid. At the same time, MWE Holdings shall allot and issue 1 share to MWH, credited as fully paid.

Prior to a group reorganization, MWE Holdings, the holding company of a direct wholly-owned company comprised of Multi Ways SG. MWE Holdings was held as to 95.1% by MWE Investments and 4.9% by Precious Choice Global, the latter of which is an independent third party. Upon completion of the reorganization, MWE Investment owns 8,915,625 shares and Precious Choice Global owns 459,375 shares of the Company respectively, and MWE Holdings and Multi Ways SG become directly or indirectly owned subsidiaries.

For the financial years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of MWH). Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of MWH and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On April 5, 2023, the Company completed its initial public offering. In this offering, the Company issued 6,040,000 Ordinary Shares at a price of US$2.50 per share. The Company received gross proceeds in the amount of US$15.1 million and net proceeds of approximately US$13.5 million after deducting US$1.6 million deferred offering costs.

The total number of ordinary shares issued and outstanding as of December 31, 2023 was 30,840,000 shares. The Company’s ordinary shares began trading on the NYSE American on April 05, 2023 under the ticker symbol “MWG”.

Upon completion of issuance of the shares under the Offering, Multi Ways is effectively owned 66.75% by MWE Investments Limited and 33.25% by public shareholders.

Deferred Offering Costs

Deferred offering costs consists of capitalized underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related the proposed Public Offering and will be charged against the proceeds received upon completion of the offering, should the offering be unsuccessful, these deferred costs will be charged to operations.

The Company incurred US$1.6 million in fees associated with The Offering, which were recorded against gross proceeds upon the closing of The Offering in April 2023. These fees were subsequently recognized as additional paid-in capital on the balance sheet as of December 31, 2023.

On August 1, 2024, the Company issued 1,700,000 ordinary shares of a par value of $0.00025 of the Company under Company’s 2023 Equity Incentive Plan.

On September 25, 2024, the Company issued 790,000 ordinary shares of a par value of $0.00025 of the Company under Company’s 2023 Equity Incentive Plan.

On October 30, 2024, the shareholders approved the Company’s authorized share capital from US$100,000 divided into 400,000,000 shares of a nominal or par value of US$0.00025 each to US$2,500,000 divided into 10,000,000,000 shares of a nominal or par value of US$0.00025 each by the creation of an additional 9,600,000,000 shares of a nominal or par value of US$0.00025 each.

On November 26, 2025, the shareholders approved (i) re-designate and re-classify the currently authorized ordinary shares from 10,000,000,000 shares, of a par value of $0.00025 each (“Ordinary Shares”), to (a) 8,000,000,000 class A ordinary shares, of a par value of $0.00025 each (1 vote per share) (“Class A Ordinary Shares”), (b) 1,000,000,000 class B ordinary shares, of a par value of $0.00025 each (50 votes per share) (“Class B Ordinary Shares”), and (c) 1,000,000,000 unissued shares of a par value of $0.00025 each into 1,000,000,000 unissued preferred shares of a par value of $0.00025 each (“Preferred Shares”), and re-designate and re-classify the currently issued 51,330,000 Ordinary Shares to 10,000,000 Class B Ordinary Shares, 41,330,000 Class A Ordinary Shares and 0 Preferred Shares, on a one for one basis. MWE Investments Limited currently holds 20,584,800 Ordinary Shares, (ii) to amend and restate the memorandum and articles of association of the company to reflect the foregoing multi-class share structure and to set out the rights and privileges of the Class A Ordinary Shares, Class B Ordinary Shares, and Preferred Shares.

On February 23, 2026, the board of directors of Multi Ways Holdings Limited, a Cayman Islands exempted company (the “Company”), approved (i) a reverse share split of the Company’s Class A ordinary shares and Class B ordinary shares at a ratio of 1-for-10 (the “Reverse Share Split”), such that (a) every ten (10) issued Class A ordinary shares of a par value of $0.00025 each will be combined into one (1) issued Class A ordinary share of a par value of $0.0025 each, (b) every ten (10) issued Class B ordinary shares of a par value of $0.00025 each will be combined into one (1) issued Class B ordinary share of a par value of $0.0025 each, and (c) any fractional shares will be rounded to the nearest whole share. As a result, the Company’s authorized share capital will be adjusted to US$2,500,000 divided into (a) 800,000,000 Class A ordinary shares with a par value of US$0.0025 each, (b) 100,000,000 Class B ordinary shares with a par value of US$0.0025 each and (c) 1,000,000,000 preferred shares with a par value of US$0.00025 each.

The Company’s Class A ordinary shares began trading on a post-split basis on NYSE American on February 23, 2026 under the current symbol “MWG”. The new CUSIP number following the Reverse Share Split is G6362F116.

Class B ordinary shares are not tradeable on NYSE American and no preferred shares have been issued as of date of filing of this report.